UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	7/31

Date of reporting period:	1/31/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

(CPMPX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Changing Parameters Fund (the Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at http://funddocs.filepoint.com/changingparametersfund/. You can also request this information by contacting us at 1-866-618-3456.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$104	2.04%Footnote Reference*

            * annualized

Fund Statistics

Net Assets	$92,350,764
Number of Portfolio Holdings	9
Advisory Fee	$711,451
Portfolio Turnover	104%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.8%
Open End Funds	98.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

% Weighted
Fixed Income
88.3%
Alternative
9.9%
Money Market Funds
1.8%
0
20
40
60
80
100

Value	Value
Money Market Funds	1.8%
Alternative	9.9%
Fixed Income	88.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BrandywineGlobal High Yield Fund, Class I	25.9%
American Beacon SiM High Yield Opportunities Fund, Class Y	21.8%
Virtus Seix Floating Rate High Income Fund, Class I	15.2%
Nuveen Floating Rate Income Fund, Class I	15.1%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	10.3%
JPMorgan Hedged Equity 2 Fund, Class I	3.3%
JPMorgan Hedged Equity Fund, Class I	3.3%
JPMorgan Hedged Equity 3 Fund, Class I	3.3%
Federated Hermes Government Obligations Fund, Institutional Class	1.8%

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.

Changing Parameters Fund (CPMPX)

Semi-Annual Shareholder Report - January 31, 2025

Additional information on the Fund can be found athttp://funddocs.filepoint.com/changingparametersfund/, including:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-CPMPX

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Changing Parameters Fund

Semi-Annual Financial Statements & Additional Information

January 31, 2025

CHANGING PARAMETERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 98.3%
	ALTERNATIVE - 9.9%
90,684	JPMorgan Hedged Equity Fund, Class I	$3,038,809
161,274	JPMorgan Hedged Equity 2 Fund, Class I	3,060,974
154,679	JPMorgan Hedged Equity 3 Fund, Class I	3,027,077
		9,126,860
	FIXED INCOME - 88.4%
2,168,165	American Beacon SiM High Yield Opportunities Fund, Class Y	20,250,664
2,299,181	BrandywineGlobal High Yield Fund, Class I	23,888,495
1,176,519	Eaton Vance Emerging Markets Debt Opportunities Fund Class I	9,518,039
763,948	Nuveen Floating Rate Income Fund, Class I	13,919,132
1,800,141	Virtus Seix Floating Rate High Income Fund, Class I	14,059,104
		81,635,434

	TOTAL OPEN END FUNDS (Cost $89,975,345)	90,762,294

	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
1,680,860	Federated Hermes Government Obligations Fund, Institutional Class, 4.26% (Cost $1,680,860)(a)	1,680,860

	TOTAL INVESTMENTS – 100.1% (Cost $91,656,205)	$92,443,154
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%	(92,390)
	NET ASSETS - 100.0%	$92,350,764

(a)	Rate disclosed is the seven day effective yield as of January 31, 2025.

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2025

Assets:
Investments in Securities at Cost	$91,656,205
Investments in Securities at Value	$92,443,154
Dividends and Interest Receivable	23,160
Receivable for Capital Stock Sold	110,000
Prepaid Expenses and Other Assets	6,840
Total Assets	92,583,154

Liabilities:
Accrued Advisory Fees	212,102
Payable to Related Parties	9,929
Other Accrued Expenses	10,359
Total Liabilities	232,390

Net Assets	$92,350,764
Total Shares Outstanding
($0 par value, unlimited shares authorized)	8,898,785

Net Asset Value, Offering and Redemption Price Per Share
(Net assets / Total shares outstanding)	$10.38

Composition of Net Assets:
Paid-in-Capital	$90,865,317
Accumulated Earnings	1,485,447
Net Assets	$92,350,764

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENT OF OPERATIONS (Unaudited)
For The Six Months Ended January 31, 2025

Investment Income:
Dividend Income	$2,960,633
Interest Income	172,672
Total Investment Income	3,133,305

Expenses:
Investment Advisory Fees	711,451
Interest Expense	111,258
Administration Fees	48,120
Fund Accounting Fees	19,254
Transfer Agent Fees	14,129
Legal Fees	14,022
Compliance Officer Fees	11,374
Audit Fees	10,285
Trustees’ Fees	8,222
Custody Fees	6,442
Printing Expenses	5,666
Registration & Filing Fees	3,741
Miscellaneous Expenses	3,174
Total Expenses	967,138

Net Investment Income	2,166,167

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Investments	1,021,588

Net Change in Unrealized Depreciation on Investments	(915,135)

Net Realized and Unrealized Gain on Investments	106,453

Net Increase in Net Assets Resulting From Operations	$2,272,620

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year
	January 31, 2025	Ended
	(Unaudited)	July 31, 2024

Operations:
Net Investment Income	$2,166,167	$3,750,788
Net Realized Gain on Investments	1,021,588	1,405,188
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(915,135)	967,173
Net Increase in Net Assets Resulting From Operations	2,272,620	6,123,149

Distributions to Shareholders From:
Total Distributions Paid	(6,639,583)	(3,663,658)

Beneficial Interest Transactions:
Proceeds from Shares Issued	2,148,878	5,799,179
Distributions Reinvested	6,639,583	3,663,658
Cost of Shares Redeemed	(4,789,296)	(6,013,733)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	3,999,165	3,449,104

Net Increase/(Decrease) in Net Assets	(367,798)	5,908,595

Net Assets:
Beginning of Year/Period	92,718,562	86,809,967
End of Year/Period	$92,350,764	$92,718,562

Share Activity:
Shares Sold	198,922	541,338
Shares Reinvested	645,874	344,005
Shares Redeemed	(447,934)	(561,946)
Net Increase in Total Shares Outstanding	396,862	323,397

See accompanying notes to financial statements.

Changing Parameters Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Six Months Ended		Year		Year		Year		Year	Year
	January 31, 2025		Ended		Ended		Ended		Ended	Ended
	(Unaudited)		July 31, 2024		July 31, 2023		July 31, 2022		July 31, 2021	July 31, 2020
Net Asset Value, Beginning of Year/Period	$10.91		$10.61		$10.69		$11.32		$10.94	$10.36
Increase From Operations:
Net investment income (a)	0.25		0.45		0.36		—	(b)	0.30	0.25
Net gain/(loss) from investments (both realized and unrealized)	0.01	(b)	0.30		0.08		(0.17)		0.83	0.62
Total from operations	0.26		0.75		0.44		(0.17)		1.13	0.87
Less Distributions:
From net investment income	(0.54)		(0.32)		(0.09)		(0.25)		(0.28)	(0.29)
From net realized gains on investments	(0.25)		(0.13)		(0.43)		(0.21)		(0.47)	—
Total Distributions	(0.79)		(0.45)		(0.52)		(0.46)		(0.75)	(0.29)
Net Asset Value, End of Year/Period	$10.38	(c)	$10.91	(c)	$10.61		$10.69		$11.32	$10.94
Total Return (d)	2.42	% (c)(i)	7.21	% (c)	4.25	% (c)	(1.56	)% (c)	10.67%	8.61%
Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$92,351		$92,719		$86,810		$85,369		$86,035	$74,589
Ratio to average net assets:
Expenses (e)	2.04	% (h)	1.97%		1.99%		1.94%		2.05%	2.06%
Net investment income/(loss) (e)(f)(g)	4.57	% (h)	4.22%		3.43%		(0.04)%		2.74%	2.37%
Portfolio turnover rate	104	% (i)	254%		510%		360%		148%	349%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(b)	Amount represents less than $0.005.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(f)	The recognition of net investment income/(loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Includes interest expense and line of credit fees of 0.23%, 0.12%, 0.19%, 0.14%, 0.23% and 0.22% for the period ended January 31, 2025 and the fiscal years ended July 31, 2024, 2023, 2022, 2021 and 2020.

(h)	Annualized.

(i)	Not Annualized.

See accompanying notes to financial statements.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2025

1.	ORGANIZATION

The Changing Parameters Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is total return. The Fund commenced operations on October 2, 2006. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process –As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value (“NAV”). Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2025 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Open End Funds	$90,762,294	$—	$—	$90,762,294
Short-Term Investment	1,680,860	—	—	1,680,860
Total	$92,443,154	$—	$—	$92,443,154

The Fund did not hold any Level 2 or 3 securities during the period. Please refer to the Schedule of Investments for industry classifications.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Realized gains and losses from sales of securities are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent all earnings are distributed to shareholders on a timely basis. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analysed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended July 31, 2021 – July 31, 2023, or expected to be taken in the Fund’s July 31, 2024, tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	PRINCIPAL INVESTMENT RISKS

Equity Risk – The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund and those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Derivatives Risk – Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk and liquidity risk.

Emerging Markets Risk – There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries.

ETF and Underlying Fund Risk – ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

Fixed Income Risk – When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

Floating Rate Loan Risk – Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are invested in floating rate debt securities. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt securities in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

Futures Risk – The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts.

Hedging Risk – The Fund may attempt to “hedge” its overall portfolio through the use of futures and options, which may limit potential gains when compared to unhedged funds. There can be no assurance that the Fund’s hedging strategy will reduce the risk of the Fund’s investments.

High-Yield Bond Risk – Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Interest Rate Risk – Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

Leveraging Risk – By borrowing money for leverage, the Fund incurs the risk that interest expenses may exceed the returns on the securities purchased with borrowed funds. If the value of the securities purchased declines, the Fund would face decreased returns as well as the costs of the borrowing. The use of leverage, such as borrowing money to purchase securities, will magnify the Fund’s gains or losses.

Management Risk – The adviser’s judgments about the potential appreciation of a particular security or instrument in which the Fund invests may prove to be incorrect.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Municipal Securities Risk – Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of an Underlying Fund’s investments in such securities. Municipal general obligation debt is debt that is backed by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt is debt that is supported by the revenue from a specific project, such as a toll bridge, highway, or

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

local stadium. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in Underlying Funds that invest in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Options Risk – The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.

Preferred Stock Risk – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Short Sale Risk – Positions in shorted securities are often speculative and riskier than “long” positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

Turnover Risk – A higher portfolio turnover will result in higher transactional and brokerage costs.

4.	CREDIT FACILITY

The Fund has entered into a revolving line of credit agreement with Huntington National Bank for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $22,000,000 or 30% of the Fund’s daily net assets. The Fund will be charged an annual commitment fee of 0.125% of the daily unused portion of the line for this agreement. In addition, the Fund is charged an origination fee of $27,500 to renew the line each year. Borrowings under this agreement bear interest at a rate equal to the Secured Overnight Financing Rate plus 1.35%, per annum, on the principal balance outstanding. During the six months ended January 31, 2025, the Fund incurred $111,258 of interest expense (including origination fees and commitment fees) related to the borrowings. Average borrowings and the average interest rate during the six months ended January 31, 2025 were $6,134,776 and 6.10%, respectively. The largest outstanding borrowing during the six months ended January 31, 2025 was $20,097,000. As of January 31, 2025, the Fund had $0 in outstanding borrowings.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Changing Parameters, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the six months ended January 31, 2025, the Adviser earned fees of $711,451.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities. The Plan has not been activated by the Fund and the Fund has no present intention to activate the Plan. During the six months ended January 31, 2025, no fees were accrued under the Plan.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and U.S. government securities, for the six months ended January 31, 2025, amounted to $93,098,331 and $92,963,561, respectively.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended July 31, 2024, and July 31, 2023, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2024	July 31, 2023
Ordinary Income	$3,396,476	$513,948
Tax-exempt Income	$267,182	$113,161
Long-Term Capital Gain	—	3,477,804
Return of Capital	—	—
	$3,663,658	$4,104,913

As of July 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$4,151,086	$—	$—	$—	$—	$1,701,324	$5,852,410

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

During the fiscal period ended July 31, 2024, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to equalization credits, resulted in reclassifications for the Fund for the fiscal year ended July 31, 2024, as follows:

Paid In	Distributable
Capital	Earnings
$184,003	$(184,003)

Changing Parameters Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2025

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at January 31, 2025, were as follows:

Cost for Federal Tax purposes	$91,656,965
Unrealized Appreciation	$947,216
Unrealized Depreciation	(161,027)
Tax Net Unrealized Appreciation	$786,189

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

As of January 31, 2025, the Fund invested a portion of its assets in the Brandywine Global High Yield Fund, Class I (the “Brandywine Fund”). The Brandywine Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Brandywine Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Brandywine Fund. The financial statements of the Brandywine Fund, including the schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of January 31, 2025, the percentage of the Fund’s net assets invested in the Brandywine Fund was 25.9%.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2025, Constellation Trust held approximately 29.4% of the voting securities of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts are also owned beneficially.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Changing Parameters Fund
ADDITIONAL INFORMATION (Unaudited)
January 31, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

Changing Parameters, LLC
Adviser to Changing Parameters Fund*

In connection with the regular meeting held on September 25-26, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Changing Parameters, LLC (the “Adviser” or “CP”) and the Trust, with respect to the Changing Parameters Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that CP was founded in 2004, managed approximately $100 million in assets, and provided portfolio management services to individuals, small businesses, and a mutual fund. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Fund, taking into consideration their education and financial industry experience, and noting no recent personnel changes. The Trustees observed that the Adviser used proprietary computer-generated algorithms to assess trends and make allocations to equity and fixed income markets based on market strength. The Trustees further observed that the Adviser attempted to mitigate interest rate risk by investing in mutual funds that hold shorter duration bonds and bond sectors that tend to perform better in rising interest rates environment. The Trustees noted that CP was a boutique firm that devoted its resources to supporting its investment process and the Fund. The Trustees agreed that the Adviser would continue to provide quality service to the Fund for the benefit of its shareholders.

Performance. The Trustees observed that while the Fund’s performance over the prior one-year period was below the category and peer group median, the Fund outperformed the category and peer group median over the prior three-year, and five-year periods. The Trustees also noted that the Fund had outperformed its benchmark over each of the prior one-year, three-year, five-year, and since inception periods. The Trustees agreed that the Fund had delivered solid returns to shareholders over the long term.

Fees and Expenses. The Trustees noted that the Adviser charged the Fund an annual advisory fee of 1.50%, which was a category high. The Trustees also noted that the Fund had a net expense ratio of 1.78%, which was above the category and peer group medians but not a category high. The Trustees acknowledged that the Fund was an actively managed tactical investment vehicle, in comparison to funds in the category that were generally passively managed, restricted in investment scope, or both. The Trustees further acknowledged that the Adviser dedicated significant resources to research and investment selection. The Trustees agreed that the Fund’s advisory fee and operating expenses were not unreasonable.

Economies of Scale. The Trustees considered whether the Adviser had achieved economies of scale with respect to its management of the Fund, and agreed the Fund was currently too small to consider breakpoints. The

Changing Parameters Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
January 31, 2025

Trustees acknowledged that the Adviser did not foresee any limitations in its capacity to grow the Fund and had indicated its willingness to pass on economies of scale as the Fund grew.

Profitability. The Trustees reviewed the profitability analysis provided by the Adviser and considered the Adviser’s profitability with respect to its management of the Fund in terms of absolute dollars and as a percentage of revenue. The Trustees agreed that the Adviser had realized a modest profit and that its relationship with the Fund was not excessively profitable.

Conclusion. Having requested and received such information from CP as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the Advisory Agreement between the Trust and CP on behalf of the Fund was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Investment Adviser
Changing Parameters, LLC
171 Main St., Suite 260
Los Altos, CA 94022

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	4/7/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	4/7/25

By (Signature and Title)
/s/ Jim Colantino
Jim Colantino, Principal Financial Officer/Treasurer

Date	4/7/25